UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive

Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb

1221 John Q. Hammons Drive

Madison, WI 53717
(Name and address of agent for service)

608-824-8800

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.81%

Amusement, Gambling, and Recreation Industries - 3.15%
Las Vegas Sands Corporation	7,000	$552,090
The Walt Disney Company	6,500	496,600
		1,048,690

Beverage and Tobacco Product Manufacturing - 5.79%
Constellation Brands, Inc. (a)	13,000	914,940
Diageo PLC ADR	4,500	595,890
PepsiCo, Inc.	5,000	414,700
		1,925,530

Broadcasting (except Internet) - 1.59%
Liberty Interactive Corporation (a)	18,000	528,300

Chemical Manufacturing - 10.02%
Abbott Laboratories	12,000	459,960
AbbVie, Inc.	9,000	475,290
Allergan, Inc.	6,500	722,020
Church & Dwight Company, Inc.	7,000	463,960
E.I. du Pont de Nemours and Company	9,500	617,215
Johnson & Johnson	6,500	595,335
		3,333,780

Computer and Electronic Product Manufacturing - 6.74%
Apple, Inc.	900	504,999
Cisco Systems, Inc.	20,000	449,000
Microchip Technology, Inc.	13,000	581,750
QUALCOMM, Inc.	9,500	705,375
		2,241,124

Couriers and Messengers - 2.05%
United Parcel Service, Inc. – Class B	6,500	683,020

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 10.38%
American Express Company	9,000	$816,570
Citigroup, Inc.	10,000	521,100
Discover Financial Services	12,200	682,590
JPMorgan Chase & Company	10,000	584,800
Visa, Inc. - Class A	3,800	846,184
		3,451,244
Data Processing, Hosting, and Related Services - 1.78%
Fiserv, Inc. (a)	10,000	590,500

Electrical Equipment, Appliance, and
Component Manufacturing - 2.11%
Emerson Electric Company	10,000	701,800

Insurance Carriers and Related Activities - 3.32%
American International Group, Inc.	13,500	689,175
Berkshire Hathaway, Inc. - Class B (a)	3,500	414,960
		1,104,135

Machinery Manufacturing - 1.94%
General Electric Company	23,000	644,690

Merchant Wholesalers, Nondurable Goods - 1.22%
The Procter & Gamble Company	5,000	407,050

Miscellaneous Manufacturing - 3.07%
3M Company	4,000	561,000
Medtronic, Inc.	8,000	459,120
		1,020,120

Other Information Services - 2.02%
Google Inc. (a)	600	672,426

Petroleum and Coal Products Manufacturing - 1.70%
ConocoPhillips	8,000	565,200

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Pipeline Transportation - 3.82%
Enbridge, Inc. (b)	15,500	$677,040
TransCanada Corporation (b)	13,000	593,580
		1,270,620

Professional, Scientific, and Technical Services - 1.05%
Exact Sciences Corporation (a)	30,000	350,700

Rental and Leasing Services - 1.77%
Ryder System, Inc.	8,000	590,240

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.41%
The Charles Schwab Corporation	18,000	468,000

Support Activities for Mining - 1.63%
Schlumberger Limited (b)	6,000	540,660

Transportation Equipment Manufacturing - 1.25%
Ford Motor Company	27,000	416,610

TOTAL COMMON STOCKS
(Cost $15,241,165)		22,554,439

EXCHANGE-TRADED FUNDS - 2.67%

Funds, Trusts, and Other Financial Vehicles - 2.67%
Alerian MLP ETF	50,000	889,500

TOTAL EXCHANGE-TRADED FUNDS
(Cost $823,882)		889,500

Principal
Amount
CORPORATE BONDS - 26.83%

Administrative and Support Services - 1.45%
Dun & Bradstreet Corporation
4.375%, 12/01/2022	$500,000	482,935

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Beverage and Tobacco Product Manufacturing - 1.74%
Lorillard Tobacco Company
6.875%, 05/01/2020	$500,000	$577,790

Broadcasting (except Internet) - 1.40%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	465,127

Computer and Electronic Product Manufacturing - 1.57%
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	521,250

Credit Intermediation and Related Activities - 4.54%
Bank of America Corporation
5.000%, 05/10/2030 (c)	500,000	493,091
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	493,145
Zions Bancorporation
3.700%, 02/15/2018	523,000	522,864
		1,509,100

Funds, Trusts, and Other Financial Vehicles - 4.69%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	529,328
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	511,593
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	521,047
		1,561,968

Health and Personal Care Stores - 0.98%
CVS Pass-Through Trust
6.943%, 01/10/2030	283,487	325,491

Merchant Wholesalers, Durable Goods - 1.60%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	531,369

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Oil and Gas Extraction - 4.79%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	$500,000	$505,826
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	540,250
Plains Exploration & Production Company
6.625%, 05/01/2021	500,000	548,570
		1,594,646
Pipeline Transportation - 1.13%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	374,713

Professional, Scientific, and Technical Services - 1.59%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015	500,000	527,615

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.35%
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	448,214
TOTAL CORPORATE BONDS
(Cost $8,840,467)		8,920,218

	Shares
SHORT-TERM INVESTMENTS - 1.05%

Money Market Funds - 1.05%
STIT-STIC Prime Portfolio 0.059% (c)	349,306	349,306

TOTAL SHORT-TERM INVESTMENTS
(Cost $349,306)		349,306

Wisconsin Capital Funds, Inc.
Plumb Balanced Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

Value
Total Investments
(Cost $25,254,820) - 98.36%	$32,713,463

Other Assets in Excess of Liabilities - 1.64%	546,043

TOTAL NET ASSETS - 100.00%	$33,259,506

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows**:

Cost of investments	$25,254,820
Gross unrealized appreciation	7,616,777
Gross unrealized depreciation	(158,134)
Net unrealized appreciation	$7,458,643

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.92%

Amusement, Gambling, and Recreation Industries - 3.97%
Las Vegas Sands Corporation	6,000	$473,220
The Walt Disney Company	6,500	496,600
		969,820

Beverage and Tobacco Product Manufacturing - 8.89%
Constellation Brands, Inc. (a)	15,000	1,055,700
Diageo PLC ADR	5,000	662,100
PepsiCo, Inc.	5,500	456,170
		2,173,970

Broadcasting (except Internet) - 4.18%
Liberty Interactive Corporation (a)	20,000	587,000
Sirius XM Radio Inc. (a)	125,000	436,250
		1,023,250

Chemical Manufacturing - 11.66%
Abbott Laboratories	10,000	383,300
Allergan, Inc.	7,000	777,560
Church & Dwight Company, Inc.	7,500	497,100
E.I. du Pont de Nemours and Company	8,500	552,245
Johnson & Johnson	7,000	641,130
		2,851,335

Computer and Electronic Product Manufacturing - 9.08%
Apple, Inc.	1,100	617,221
Cisco Systems, Inc.	25,000	561,250
Microchip Technology, Inc.	10,000	447,500
QUALCOMM, Inc.	8,000	594,000
		2,219,971

Couriers and Messengers - 2.58%
United Parcel Service, Inc. – Class B	6,000	630,480

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Credit Intermediation and Related Activities - 14.11%
American Express Company	8,500	$771,205
Citigroup, Inc.	10,000	521,100
Discover Financial Services	12,200	682,590
JPMorgan Chase & Company	10,000	584,800
Visa, Inc. - Class A	4,000	890,720
		3,450,415
Data Processing, Hosting, and Related Services - 2.41%
Fiserv, Inc. (a)	10,000	590,500

Insurance Carriers and Related Activities - 2.61%
American International Group, Inc.	12,500	638,125

Machinery Manufacturing - 2.75%
General Electric Company	24,000	672,720

Miscellaneous Manufacturing - 6.79%
3M Company	5,000	701,250
Intuitive Surgical, Inc. (a)	1,000	384,080
Medtronic, Inc.	10,000	573,900
		1,659,230

Nonstore Retailers - 1.80%
eBay, Inc. (a)	8,000	439,120

Other Information Services - 2.98%
Google Inc. (a)	650	728,462

Petroleum and Coal Products Manufacturing - 4.85%
ConocoPhillips	7,500	529,875
Phillips 66	8,500	655,605
		1,185,480
Pipeline Transportation - 4.73%
Enbridge, Inc. (b)	16,000	698,880
TransCanada Corporation (b)	10,000	456,600
		1,155,480
Professional, Scientific, and Technical Services - 2.15%
Exact Sciences Corporation (a)	45,000	526,050

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Publishing Industries (Except Internet) - 1.07%
Ansys, Inc. (a)	3,000	$261,600

Rental and Leasing Services - 2.56%
Ryder System, Inc.	8,500	627,130

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 2.13%
The Charles Schwab Corporation	20,000	520,000

Support Activities for Mining - 2.65%
Schlumberger Limited (b)	7,200	648,792

Transportation Equipment Manufacturing - 1.26%
Ford Motor Company	20,000	308,600

Water Transportation - 2.71%
Carnival Corporation	16,500	662,805

TOTAL COMMON STOCKS
(Cost $16,655,992)		23,943,335

EXCHANGE-TRADED FUNDS - 1.07%

Funds, Trusts, and Other Financial Vehicles - 1.07%
Schwab U.S. Small-Cap ETF	5,000	262,500

TOTAL EXCHANGE-TRADED FUNDS
(Cost $198,184)		262,500

SHORT-TERM INVESTMENTS - 1.09%

Money Market Funds - 1.09%
STIT-STIC Prime Portfolio 0.059% (c)	267,219	267,219

TOTAL SHORT-TERM INVESTMENTS
(Cost $267,219)		267,219

Wisconsin Capital Funds, Inc.
Plumb Equity Fund
Schedule of Investments
December 31, 2013 (Unaudited) (Continued)

Value
Total Investments
(Cost $17,121,395) - 100.08%	$24,473,054

Liabilities in Excess of Other Assets - (0.08)%	(19,488)

TOTAL NET ASSETS - 100.00%	$24,453,566

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate listed is as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows**:

Cost of investments	$17,121,395
Gross unrealized appreciation	7,382,603
Gross unrealized depreciation	(30,944)
Net unrealized appreciation	$7,351,659

**	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of the schedule of investments.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
December 31, 2013 (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs  are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Wisconsin Capital Funds, Inc.
Notes to Schedules of Investments
December 31, 2013 (Unaudited) (Continued)

The following is a summary of the inputs used, as of December 31, 2013, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,554,439	$-	$-	$22,554,439
Exchange-Traded Funds*	889,500	-	-	889,500
Corporate Bonds*	-	8,920,218	-	8,920,218
Money Market Funds	349,306	-	-	349,306
Total	$23,793,245	$8,920,218	$-	$32,713,463

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$23,943,335	$-	$-	$23,943,335
Exchange-Traded Funds*	262,500	-	-	262,500
Money Market Funds	267,219	-	-	267,219
Total	$24,473,054	$-	$-	$24,473,054

* For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ending December 31, 2013, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Vice President/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wisconsin Capital Funds, Inc.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	2/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas G. Plumb
Thomas G. Plumb, President
(Principal Executive Officer)

Date	2/11/14

By (Signature and Title)*	/s/ Timothy R. O’Brien
Timothy R. O’Brien, Chief Financial Officer
(Principal Accounting Officer)

Date	2/11/14

* Print the name and title of each signing officer under his or her signature.